Other Receivables - Summary of Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Other receivables	¥ 8,020	¥ 5,235
Other receivables	8,015	5,232
Gross carrying amount [member]
Disclosure of financial assets [line items]
VAT recoverable	5,342	3,684
Rebate receivables on aircraft acquisitions	686	699
Term deposits	264	313
Deposits for aircraft purchase	426
Government grants receivables	982
Others	320	539
Allowance for doubtful accounts current [member]
Disclosure of financial assets [line items]
Other receivables	¥ (5)	¥ (3)